POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Disclosure of defined benefit plans actuarial assumptions and contributions
Principal actuarial assumptions

	2020	2019
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	2.7%	3.2%
Rate of compensation increase	1.0% to 4.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B
Pension expense
Discount rate	3.2%	3.9%
Rate of compensation increase	1.0% to 4.5%, based on employee age	1.0% to 4.5%, based on employee age
Mortality rate	CPM2014Priv with Scale CPM-B	CPM2014Priv with Scale CPM-B
Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded defined benefit pension plans.

		As at December 31
(In millions of dollars)	Note	2020	2019

Plan assets, at fair value		2,791	2,449
Accrued benefit obligations		(3,365)	(2,900)

Net deferred pension liability		(574)	(451)

Consists of:
Deferred pension asset		16	14
Deferred pension liability	22	(590)	(465)

Net deferred pension liability		(574)	(451)
Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2020	2019

Employer contribution	150	179
Employee contribution	34	36

Total contribution	184	215

Disclosure of sensitivity of key assumptions
Sensitivity of key assumptions
In the sensitivity analysis shown below, we determine the defined benefit obligation for our funded plans using the same method used to calculate the defined benefit obligation we recognize on the Consolidated Statements of Financial Position. We calculate sensitivity by changing one assumption while holding the others constant. This leads to limitations in the analysis as the actual change in defined benefit obligation will likely be different from that shown in the table, since it is likely that more than one assumption will change at a time, and that some assumptions are correlated.

	Increase (decrease) in accrued benefit obligation
(In millions of dollars)	2020	2019

Discount rate
Impact of 0.5% increase	(279)	(233)
Impact of 0.5% decrease	319	266

Rate of future compensation increase
Impact of 0.25% increase	20	17
Impact of 0.25% decrease	(20)	(17)

Mortality rate
Impact of 1 year increase	76	61
Impact of 1 year decrease	(80)	(64)

Disclosure of net defined benefit liability (asset)
Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2020	2019

Plan assets, beginning of year	2,449	1,965
Interest income	81	81
Remeasurements, recognized in other comprehensive income and equity	163	277
Contributions by employees	34	36
Contributions by employer	150	179
Benefits paid	(82)	(86)
Administrative expenses paid from plan assets	(4)	(3)

Plan assets, end of year	2,791	2,449

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2020	2019

Accrued benefit obligations, beginning of year	2,900	2,330
Current service cost	146	121
Past service recovery	—	(21)
Interest cost	91	89
Benefits paid	(82)	(86)
Contributions by employees	34	36
Remeasurements, recognized in other comprehensive income and equity	276	431

Accrued benefit obligations, end of year	3,365	2,900
Below is a summary of our net pension expense. Net interest cost is included in finance costs; other pension expenses are included in salaries and benefits expense in operating costs on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2020	2019

Plan cost:
Current service cost	146	121
Past service recovery	—	(21)
Net interest cost	10	8

Net pension expense	156	108
Administrative expense	4	4

Total pension cost recognized in net income	160	112
Net interest cost, a component of the plan cost above, is included in finance costs and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2020	2019

Interest income on plan assets	(81)	(81)
Interest cost on plan obligation	91	89

Net interest cost, recognized in finance costs	10	8

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2020	2019

Return on plan assets (excluding interest income)	163	277
Change in financial assumptions	(272)	(401)
Effect of experience adjustments	(4)	(30)

Remeasurement loss, recognized in other comprehensive income and equity	(113)	(154)

We also provide supplemental unfunded defined benefit pensions to certain executives. Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, remeasurements, and benefits paid.

	Years ended December 31
(In millions of dollars)	2020	2019

Accrued benefit obligation, beginning of year	73	67
Pension expense, recognized in employee salaries and benefits expense	13	2
Net interest cost, recognized in finance costs	3	3
Remeasurements, recognized in other comprehensive income	8	5
Benefits paid	(5)	(4)

Accrued benefit obligation, end of year	92	73

Disclosure of fair value of plan assets
Plan assets are comprised mainly of pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2020	2019

Equity securities	1,689	1,472
Debt securities	1,087	967
Other - cash	15	10

Total fair value of plan assets	2,791	2,449
ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2020	2019

Equity securities:
Domestic	11.9%	12.0%	8% to 18%
International	48.6%	48.1%	37% to 67%
Debt securities	39.0%	39.5%	25% to 45%
Other - cash	0.5%	0.4%	0% to 2%

Total	100.0%	100.0%